Note 9 - Intangible Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
9.
       Intangible assets

December 31, 2019	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$360,228	$71,474	$288,754
Franchise rights	49,806	26,707	23,099
Trademarks and trade names	30,303	18,543	11,760
Management contracts and other	79,073	36,462	42,611
	$519,410	$153,186	$366,224

December 31, 2018	Gross
	carrying	Accumulated
	amount	amortization	Net

Customer relationships	$135,844	$52,600	$83,244
Franchise rights	48,558	22,500	26,058
Trademarks and trade names	27,506	16,360	11,146
Management contracts and other	50,290	21,940	28,350
	$262,198	$113,400	$148,798

During the year ended
December 31, 2019,
the Company acquired the following intangible assets:

		Estimated
		weighted
		average
		amortization
	Amount	period (years)

Customer relationships	$226,318	11.9
Franchise rights	965	7.7
Trademarks and trade names	2,417	3.8
Management Contracts and other	22,049	6.0

	$251,749	11.3

The following is the estimated annual amortization expense for recorded intangible assets for each of the next five
years ending
December 31:

2020	$42,602
2021	34,690
2022	34,010
2023	32,669
2024	30,967